AMG FUNDS

AMG Yacktman Focused Fund

Supplement dated February 26, 2016 to the Summary Prospectus,

dated May 1, 2015, as revised October 19, 2015

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Summary Prospectus, dated May 1, 2015, as revised October 19, 2015 (the “Summary Prospectus”).

With respect to the legend that appears on the cover of the Summary Prospectus, the last sentence is hereby deleted and replaced with the following:

The current prospectus and statement of additional information, dated May 1, 2015, as revised June 30, 2015 and supplemented October 19, 2015 and February 26, 2016, are incorporated by reference into this summary prospectus.

Donald A. Yacktman, Stephen A. Yacktman and Jason S. Subotky are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Effective May 1, 2016, Donald A. Yacktman will transition to an advisory role and will no longer serve as a portfolio manager of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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